Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 59.3% of Net Assets
	Aerospace & Defense — 1.4%
47	AAR Corp.(a)	$3,251
145	Boeing Co.(a)	24,337
41	General Electric Co.	6,635
8	L3Harris Technologies, Inc.	1,712
9	Lockheed Martin Corp.	4,184
19	Moog, Inc., Class A	3,022
3	Northrop Grumman Corp.	1,455
26	RTX Corp.	2,640
		47,236
	Air Freight & Logistics — 0.4%
66	Expeditors International of Washington, Inc.	7,346
6	FedEx Corp.	1,571
36	GXO Logistics, Inc.(a)	1,788
17	United Parcel Service, Inc., Class B	2,507
		13,212
	Automobile Components — 0.7%
8	Aptiv PLC(a)	568
199	BorgWarner, Inc.	6,521
118	Dana, Inc.	1,467
130	Magna International, Inc.	6,214
145	Mobileye Global, Inc., Class A(a)	3,995
37	Visteon Corp.(a)	4,093
		22,858
	Automobiles — 1.5%
415	General Motors Co.	18,480
165	Tesla, Inc.(a)	30,241
18	Thor Industries, Inc.	1,790
		50,511
	Banks — 3.3%
79	Ameris Bancorp	3,751
201	Banc of California, Inc.	2,752
467	Bank of America Corp.	17,284
280	Citigroup, Inc.	17,172
31	Citizens Financial Group, Inc.	1,057
46	East West Bancorp, Inc.	3,427
5	First Citizens BancShares, Inc., Class A	8,434
134	First Financial Bancorp	2,963
364	FNB Corp.	4,856
236	Fulton Financial Corp.	3,906
80	International Bancshares Corp.	4,452
72	JPMorgan Chase & Co.	13,805
19	PNC Financial Services Group, Inc.	2,912
34	Regions Financial Corp.	655
224	Truist Financial Corp.	8,411
45	U.S. Bancorp	1,828
71	Webster Financial Corp.	3,112
256	Wells Fargo & Co.	15,186
		115,963
	Beverages — 0.9%
14	Boston Beer Co., Inc., Class A(a)	3,898
88	Coca-Cola Co.	5,436
38	Keurig Dr Pepper, Inc.	1,281
319	Monster Beverage Corp.(a)	17,050
29	PepsiCo, Inc.	5,101
		32,766
	Biotechnology — 1.2%
29	AbbVie, Inc.	4,717
56	Alnylam Pharmaceuticals, Inc.(a)	8,061
8	Amgen, Inc.	2,192
Shares	Description	Value (†)
	Biotechnology — continued
64	CRISPR Therapeutics AG(a)	$3,391
42	Gilead Sciences, Inc.	2,738
41	Halozyme Therapeutics, Inc.(a)	1,562
15	Incyte Corp.(a)	781
22	Neurocrine Biosciences, Inc.(a)	3,026
14	Regeneron Pharmaceuticals, Inc.(a)	12,469
7	United Therapeutics Corp.(a)	1,640
2	Vertex Pharmaceuticals, Inc.(a)	786
		41,363
	Broadline Retail — 1.6%
51	Alibaba Group Holding Ltd., ADR	3,817
259	Amazon.com, Inc.(a)	45,325
107	eBay, Inc.	5,515
		54,657
	Building Products — 0.8%
10	Carlisle Cos., Inc.	3,883
21	Carrier Global Corp.	1,291
76	Fortune Brands Innovations, Inc.	5,556
8	Lennox International, Inc.	3,707
94	Masco Corp.	6,434
24	Owens Corning	4,037
25	Trex Co., Inc.(a)	2,214
		27,122
	Capital Markets — 3.5%
215	Bank of New York Mellon Corp.	12,145
9	BlackRock, Inc.	6,792
14	Cboe Global Markets, Inc.	2,536
230	Charles Schwab Corp.	17,008
18	CME Group, Inc.	3,773
16	FactSet Research Systems, Inc.	6,670
25	Goldman Sachs Group, Inc.	10,668
122	Intercontinental Exchange, Inc.	15,709
58	Janus Henderson Group PLC	1,811
78	KKR & Co., Inc.	7,259
11	Moody's Corp.	4,074
19	Morgan Stanley	1,726
13	MSCI, Inc.	6,055
7	Northern Trust Corp.	577
11	S&P Global, Inc.	4,574
97	SEI Investments Co.	6,397
138	State Street Corp.	10,004
7	T. Rowe Price Group, Inc.	767
12	Virtus Investment Partners, Inc.	2,632
		121,177
	Chemicals — 1.0%
3	Air Products & Chemicals, Inc.	709
36	Celanese Corp.	5,530
202	Corteva, Inc.	10,934
11	DuPont de Nemours, Inc.	797
13	Ecolab, Inc.	2,940
33	HB Fuller Co.	2,465
25	Innospec, Inc.	3,000
11	Linde PLC	4,851
29	Minerals Technologies, Inc.	2,114
5	Sherwin-Williams Co.	1,498
15	Stepan Co.	1,245
		36,083
	Commercial Services & Supplies — 0.1%
18	MSA Safety, Inc.	3,247
6	Waste Management, Inc.	1,248
		4,495

Shares	Description	Value (†)
	Communications Equipment — 0.3%
43	Ciena Corp.(a)	$1,988
88	Cisco Systems, Inc.	4,134
12	F5, Inc.(a)	1,984
5	Motorola Solutions, Inc.	1,696
		9,802
	Construction & Engineering — 0.3%
59	AECOM	5,449
13	Comfort Systems USA, Inc.	4,023
		9,472
	Construction Materials — 0.2%
5	Martin Marietta Materials, Inc.	2,935
12	Vulcan Materials Co.	3,092
		6,027
	Consumer Finance — 1.2%
390	Ally Financial, Inc.	14,956
53	American Express Co.	12,404
105	Capital One Financial Corp.	15,060
22	Synchrony Financial	968
		43,388
	Consumer Staples Distribution & Retail — 1.2%
35	BJ's Wholesale Club Holdings, Inc.(a)	2,614
8	Casey's General Stores, Inc.	2,557
9	Costco Wholesale Corp.	6,506
380	Kroger Co.	21,044
44	Sprouts Farmers Market, Inc.(a)	2,905
7	Target Corp.	1,127
108	Walmart, Inc.	6,410
		43,163
	Containers & Packaging — 0.2%
8	Ball Corp.	557
36	Crown Holdings, Inc.	2,954
58	Sonoco Products Co.	3,251
		6,762
	Distributors — 0.0%
8	Genuine Parts Co.	1,258
	Diversified Consumer Services — 0.2%
20	Grand Canyon Education, Inc.(a)	2,600
42	Service Corp. International	3,012
		5,612
	Diversified REITs — 0.1%
101	American Assets Trust, Inc.	2,156
	Diversified Telecommunication Services — 0.4%
307	AT&T, Inc.	5,185
91	Iridium Communications, Inc.	2,802
133	Verizon Communications, Inc.	5,252
		13,239
	Electric Utilities — 0.5%
62	Alliant Energy Corp.	3,087
48	Evergy, Inc.	2,518
43	Eversource Energy	2,607
25	Exelon Corp.	939
31	FirstEnergy Corp.	1,188
24	IDACORP, Inc.	2,275
69	PPL Corp.	1,895
33	Xcel Energy, Inc.	1,773
		16,282
	Electrical Equipment — 0.5%
14	Eaton Corp. PLC	4,455
28	Emerson Electric Co.	3,018
10	GE Vernova, Inc.(a)	1,537
Shares	Description	Value (†)
	Electrical Equipment — continued
52	nVent Electric PLC	$3,748
19	Regal Rexnord Corp.	3,066
		15,824
	Electronic Equipment, Instruments & Components — 0.7%
28	Advanced Energy Industries, Inc.	2,684
24	Amphenol Corp., Class A	2,899
58	Avnet, Inc.	2,834
41	Cognex Corp.	1,703
15	Corning, Inc.	501
142	Knowles Corp.(a)	2,248
8	Littelfuse, Inc.	1,845
44	TE Connectivity Ltd.	6,225
3	Teledyne Technologies, Inc.(a)	1,144
3	Zebra Technologies Corp., Class A(a)	944
		23,027
	Energy Equipment & Services — 0.2%
74	ChampionX Corp.	2,484
159	NOV, Inc.	2,940
36	Schlumberger NV	1,709
		7,133
	Entertainment — 1.7%
13	Electronic Arts, Inc.	1,649
45	Netflix, Inc.(a)	24,779
7	Take-Two Interactive Software, Inc.(a)	1,000
214	Walt Disney Co.	23,775
849	Warner Bros Discovery, Inc.(a)	6,248
		57,451
	Financial Services — 2.2%
75	Block, Inc.(a)	5,475
91	Fiserv, Inc.(a)	13,893
46	Global Payments, Inc.	5,647
5	Jack Henry & Associates, Inc.	814
11	Mastercard, Inc., Class A	4,963
220	MGIC Investment Corp.	4,462
92	PayPal Holdings, Inc.(a)	6,249
104	Visa, Inc., Class A	27,935
52	Voya Financial, Inc.	3,544
12	WEX, Inc.(a)	2,535
		75,517
	Food Products — 0.6%
27	Campbell Soup Co.	1,234
33	Darling Ingredients, Inc.(a)	1,398
50	General Mills, Inc.	3,523
7	Hershey Co.	1,358
24	Ingredion, Inc.	2,750
31	Kellanova	1,794
100	Kraft Heinz Co.	3,861
20	McCormick & Co., Inc.	1,521
53	Mondelez International, Inc., Class A	3,813
		21,252
	Gas Utilities — 0.2%
18	Atmos Energy Corp.	2,122
62	New Jersey Resources Corp.	2,709
54	ONE Gas, Inc.	3,484
		8,315
	Ground Transportation — 0.4%
77	CSX Corp.	2,558
13	Norfolk Southern Corp.	2,994
17	Ryder System, Inc.	2,072
5	Saia, Inc.(a)	1,984

Shares	Description	Value (†)
	Ground Transportation — continued
16	Uber Technologies, Inc.(a)	$1,060
7	Union Pacific Corp.	1,660
21	XPO, Inc.(a)	2,257
		14,585
	Health Care Equipment & Supplies — 1.1%
40	Abbott Laboratories	4,239
3	Align Technology, Inc.(a)	847
153	Baxter International, Inc.	6,177
12	Becton Dickinson & Co.	2,815
13	Edwards Lifesciences Corp.(a)	1,101
6	GE HealthCare Technologies, Inc.	457
22	Intuitive Surgical, Inc.(a)	8,154
28	LeMaitre Vascular, Inc.	1,814
37	Medtronic PLC	2,969
46	Merit Medical Systems, Inc.(a)	3,409
9	Penumbra, Inc.(a)	1,768
8	Shockwave Medical, Inc.(a)	2,641
2	Solventum Corp.(a)	130
6	Stryker Corp.	2,019
		38,540
	Health Care Providers & Services — 1.6%
34	Acadia Healthcare Co., Inc.(a)	2,514
17	Cardinal Health, Inc.	1,752
173	Centene Corp.(a)	12,639
6	Chemed Corp.	3,408
11	Cigna Group	3,927
118	CVS Health Corp.	7,990
8	Elevance Health, Inc.	4,229
4	HCA Healthcare, Inc.	1,239
32	HealthEquity, Inc.(a)	2,525
16	Henry Schein, Inc.(a)	1,108
2	Humana, Inc.	604
5	Laboratory Corp. of America Holdings	1,007
3	McKesson Corp.	1,612
57	Select Medical Holdings Corp.	1,617
17	UnitedHealth Group, Inc.	8,223
		54,394
	Health Care Technology — 0.4%
238	Doximity, Inc., Class A(a)	5,781
42	Veeva Systems, Inc., Class A(a)	8,340
		14,121
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	774
	Hotels, Restaurants & Leisure — 1.2%
73	Aramark	2,300
1	Booking Holdings, Inc.	3,452
1	Chipotle Mexican Grill, Inc.(a)	3,160
26	Marriott Vacations Worldwide Corp.	2,499
18	McDonald's Corp.	4,915
111	Starbucks Corp.	9,822
58	Travel & Leisure Co.	2,525
10	Wingstop, Inc.	3,848
105	Yum China Holdings, Inc.	3,833
43	Yum! Brands, Inc.	6,074
		42,428
	Household Durables — 0.4%
54	KB Home	3,497
23	Meritage Homes Corp.	3,812
Shares	Description	Value (†)
	Household Durables — continued
19	PulteGroup, Inc.	$2,117
70	Taylor Morrison Home Corp.(a)	3,921
		13,347
	Household Products — 0.5%
34	Church & Dwight Co., Inc.	3,668
15	Colgate-Palmolive Co.	1,379
82	Energizer Holdings, Inc.	2,355
62	Procter & Gamble Co.	10,119
		17,521
	Independent Power & Renewable Electricity Producers — 0.2%
82	AES Corp.	1,468
194	Clearway Energy, Inc., Class A	4,212
		5,680
	Industrial Conglomerates — 0.2%
9	3M Co.	869
25	Honeywell International, Inc.	4,818
		5,687
	Industrial REITs — 0.1%
15	Prologis, Inc.	1,531
78	Rexford Industrial Realty, Inc.	3,339
		4,870
	Insurance — 2.0%
6	Allstate Corp.	1,020
174	American International Group, Inc.	13,104
23	Arch Capital Group Ltd.(a)	2,151
14	Arthur J Gallagher & Co.	3,286
7	Assurant, Inc.	1,221
53	Assured Guaranty Ltd.	4,065
12	Chubb Ltd.	2,984
42	First American Financial Corp.	2,250
25	Hanover Insurance Group, Inc.	3,246
24	Hartford Financial Services Group, Inc.	2,325
11	Marsh & McLennan Cos., Inc.	2,194
20	Prudential Financial, Inc.	2,210
55	Reinsurance Group of America, Inc.	10,284
36	Selective Insurance Group, Inc.	3,659
18	Travelers Cos., Inc.	3,819
46	Willis Towers Watson PLC	11,552
		69,370
	Interactive Media & Services — 3.0%
239	Alphabet, Inc., Class A(a)	38,904
167	Alphabet, Inc., Class C(a)	27,495
81	Meta Platforms, Inc., Class A	34,844
62	Yelp, Inc.(a)	2,495
71	ZoomInfo Technologies, Inc.(a)	1,126
		104,864
	IT Services — 0.6%
13	Accenture PLC, Class A	3,912
36	Cognizant Technology Solutions Corp., Class A	2,364
36	GoDaddy, Inc., Class A(a)	4,406
27	International Business Machines Corp.	4,487
103	Shopify, Inc., Class A(a)	7,231
		22,400
	Leisure Products — 0.1%
116	Mattel, Inc.(a)	2,125
30	YETI Holdings, Inc.(a)	1,072
		3,197

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.0%
8	Agilent Technologies, Inc.	$1,096
28	Danaher Corp.	6,905
46	Illumina, Inc.(a)	5,660
59	IQVIA Holdings, Inc.(a)	13,674
13	Repligen Corp.(a)	2,135
9	Thermo Fisher Scientific, Inc.	5,119
		34,589
	Machinery — 1.5%
18	AGCO Corp.	2,055
6	Caterpillar, Inc.	2,007
10	Chart Industries, Inc.(a)	1,441
2	Cummins, Inc.	565
45	Deere & Co.	17,614
14	Dover Corp.	2,510
21	Fortive Corp.	1,581
57	Graco, Inc.	4,571
4	Illinois Tool Works, Inc.	976
39	ITT, Inc.	5,044
23	Oshkosh Corp.	2,582
4	Parker-Hannifin Corp.	2,180
28	SPX Technologies, Inc.(a)	3,411
36	Terex Corp.	2,018
33	Toro Co.	2,891
		51,446
	Media — 0.8%
38	Charter Communications, Inc., Class A(a)	9,726
290	Comcast Corp., Class A	11,052
90	Interpublic Group of Cos., Inc.	2,739
51	Liberty Broadband Corp., Class C(a)	2,536
31	Omnicom Group, Inc.	2,878
		28,931
	Metals & Mining — 0.4%
53	Alcoa Corp.	1,862
132	Cleveland-Cliffs, Inc.(a)	2,231
39	Commercial Metals Co.	2,096
35	Newmont Corp.	1,422
12	Reliance, Inc.	3,417
48	U.S. Steel Corp.	1,752
		12,780
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
280	Annaly Capital Management, Inc.	5,247
90	KKR Real Estate Finance Trust, Inc.	847
		6,094
	Multi-Utilities — 0.1%
28	Consolidated Edison, Inc.	2,643
10	DTE Energy Co.	1,103
6	WEC Energy Group, Inc.	496
		4,242
	Office REITs — 0.4%
135	COPT Defense Properties	3,236
85	Douglas Emmett, Inc.	1,165
413	Easterly Government Properties, Inc.	4,828
114	Highwoods Properties, Inc.	2,987
85	Kilroy Realty Corp.	2,873
		15,089
	Oil, Gas & Consumable Fuels — 2.9%
194	Antero Midstream Corp.	2,685
54	Antero Resources Corp.(a)	1,837
321	APA Corp.	10,092
42	Chevron Corp.	6,773
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
81	CNX Resources Corp.(a)	$1,905
138	ConocoPhillips	17,336
34	Devon Energy Corp.	1,740
7	Diamondback Energy, Inc.	1,408
112	EOG Resources, Inc.	14,799
96	Exxon Mobil Corp.	11,354
9	Hess Corp.	1,417
36	HF Sinclair Corp.	1,953
128	Kinder Morgan, Inc.	2,340
22	ONEOK, Inc.	1,741
61	Ovintiv, Inc.	3,130
87	Phillips 66	12,459
68	Range Resources Corp.	2,442
237	Southwestern Energy Co.(a)	1,775
8	Valero Energy Corp.	1,279
44	Williams Cos., Inc.	1,688
		100,153
	Passenger Airlines — 0.4%
248	Delta Air Lines, Inc.	12,417
	Personal Care Products — 0.3%
15	elf Beauty, Inc.(a)	2,438
4	Estee Lauder Cos., Inc., Class A	587
342	Kenvue, Inc.	6,436
		9,461
	Pharmaceuticals — 1.5%
68	Bristol-Myers Squibb Co.	2,988
7	Eli Lilly & Co.	5,468
17	Jazz Pharmaceuticals PLC(a)	1,883
68	Johnson & Johnson	9,832
55	Merck & Co., Inc.	7,107
39	Novartis AG, ADR	3,788
80	Novo Nordisk AS, ADR	10,265
38	Perrigo Co. PLC	1,241
149	Pfizer, Inc.	3,817
119	Roche Holding AG, ADR	3,549
17	Zoetis, Inc.	2,707
		52,645
	Professional Services — 0.4%
5	Automatic Data Processing, Inc.	1,209
8	Equifax, Inc.	1,762
56	Exponent, Inc.	5,147
32	Korn Ferry	1,943
11	Leidos Holdings, Inc.	1,542
6	Paychex, Inc.	713
13	Paylocity Holding Corp.(a)	2,017
		14,333
	Real Estate Management & Development — 0.4%
147	CBRE Group, Inc., Class A(a)	12,773
16	Jones Lang LaSalle, Inc.(a)	2,891
		15,664
	Residential REITs — 0.1%
8	AvalonBay Communities, Inc.	1,517
12	Camden Property Trust	1,196
		2,713
	Retail REITs — 0.3%
230	Brixmor Property Group, Inc.	5,083
75	NNN REIT, Inc.	3,040
7	Simon Property Group, Inc.	983
		9,106

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.3%
16	Advanced Micro Devices, Inc.(a)	$2,534
19	Analog Devices, Inc.	3,812
10	Applied Materials, Inc.	1,987
101	ARM Holdings PLC, ADR(a)	10,222
4	Broadcom, Inc.	5,201
106	Intel Corp.	3,230
33	Lattice Semiconductor Corp.(a)	2,264
16	Micron Technology, Inc.	1,807
41	MKS Instruments, Inc.	4,878
67	NVIDIA Corp.	57,889
14	Onto Innovation, Inc.(a)	2,597
11	Qorvo, Inc.(a)	1,285
68	QUALCOMM, Inc.	11,278
14	Silicon Laboratories, Inc.(a)	1,701
22	Synaptics, Inc.(a)	1,979
21	Texas Instruments, Inc.	3,705
		116,369
	Software — 4.1%
5	Adobe, Inc.(a)	2,314
4	ANSYS, Inc.(a)	1,300
65	Autodesk, Inc.(a)	13,835
6	Cadence Design Systems, Inc.(a)	1,654
48	Dynatrace, Inc.(a)	2,175
4	Intuit, Inc.	2,503
15	Manhattan Associates, Inc.(a)	3,091
104	Microsoft Corp.	40,490
223	Oracle Corp.	25,366
4	Palo Alto Networks, Inc.(a)	1,164
9	PTC, Inc.(a)	1,597
14	Qualys, Inc.(a)	2,295
9	Roper Technologies, Inc.	4,603
79	Salesforce, Inc.	21,246
4	ServiceNow, Inc.(a)	2,773
12	SPS Commerce, Inc.(a)	2,086
4	Synopsys, Inc.(a)	2,122
4	Tyler Technologies, Inc.(a)	1,846
39	Workday, Inc., Class A(a)	9,545
		142,005
	Specialized REITs — 0.1%
4	American Tower Corp.	686
8	Crown Castle, Inc.	750
5	Digital Realty Trust, Inc.	694
2	Equinix, Inc.	1,422
25	Weyerhaeuser Co.	755
		4,307
	Specialty Retail — 0.9%
19	Abercrombie & Fitch Co., Class A(a)	2,309
7	Asbury Automotive Group, Inc.(a)	1,472
13	Burlington Stores, Inc.(a)	2,339
13	Dick's Sporting Goods, Inc.	2,612
12	Five Below, Inc.(a)	1,756
30	Floor & Decor Holdings, Inc., Class A(a)	3,310
18	Home Depot, Inc.	6,016
8	Lithia Motors, Inc.	2,035
10	Lowe's Cos., Inc.	2,280
10	Ross Stores, Inc.	1,295
41	TJX Cos., Inc.	3,858
13	Williams-Sonoma, Inc.	3,728
		33,010
	Technology Hardware, Storage & Peripherals — 0.7%
122	Apple, Inc.	20,780
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
50	Hewlett Packard Enterprise Co.	$850
30	HP, Inc.	843
12	NetApp, Inc.	1,226
		23,699
	Textiles, Apparel & Luxury Goods — 0.3%
15	Crocs, Inc.(a)	1,866
2	Deckers Outdoor Corp.(a)	1,637
22	PVH Corp.	2,394
7	Ralph Lauren Corp.	1,145
392	Under Armour, Inc., Class A(a)	2,638
220	Under Armour, Inc., Class C(a)	1,434
		11,114
	Trading Companies & Distributors — 0.2%
17	GATX Corp.	2,080
10	Watsco, Inc.	4,477
		6,557
	Water Utilities — 0.1%
24	American States Water Co.	1,700
5	American Water Works Co., Inc.	612
53	Essential Utilities, Inc.	1,939
		4,251
	Total Common Stocks (Identified Cost $1,875,645)	2,055,876

Principal Amount
Bonds and Notes — 3.9%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	866
	Automotive — 0.1%
2,000	Cummins, Inc., 5.150%, 2/20/2034	1,964
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	967
		2,931
	Banking — 0.5%
2,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	1,856
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	936
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	916
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,958
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	981
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,660
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	933
1,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	913
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	951
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	940
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	985
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	994
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,000
1,000	State Street Corp., 2.400%, 1/24/2030	862
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	974
		16,859

Principal Amount	Description	Value (†)
	Brokerage — 0.0%
$1,000	BlackRock, Inc., 2.400%, 4/30/2030	$858
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	637
		1,495
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	930
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,612
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,839
1,000	Emerson Electric Co., 2.000%, 12/21/2028	874
		2,713
	Electric — 0.1%
1,000	Entergy Corp., 0.900%, 9/15/2025	938
1,000	Exelon Corp., 4.050%, 4/15/2030	923
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	830
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	928
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	961
		4,580
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	778
	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	964
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	898
		1,862
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	900
1,000	General Mills, Inc., 4.000%, 4/17/2025	985
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	866
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	879
		3,630
	Government Owned - No Guarantee — 0.1%
2,000	Equinor ASA, 3.625%, 4/06/2040	1,595
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,199
		3,794
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	836
	Health Insurance — 0.1%
2,000	Elevance Health, Inc., 4.101%, 3/01/2028	1,915
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,029
		2,944
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	954
1,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	982
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	943
		2,879
	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	979
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,081
		2,060
	Life Insurance — 0.1%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	892
1,000	MetLife, Inc., 5.375%, 7/15/2033	992
		1,884
	Media Entertainment — 0.1%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,956
Principal Amount	Description	Value (†)
	Mortgage Related — 1.1%
$3,584	Federal Home Loan Mortgage Corp., 2.000%, with various maturities in 2052(c)	$2,711
5,305	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	4,211
7,196	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	5,951
1,784	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,539
908	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	813
2,733	Federal National Mortgage Association, 2.000%, 4/01/2052	2,067
3,606	Federal National Mortgage Association, 2.500%, with various maturities in 2052(c)	2,860
1,774	Federal National Mortgage Association, 3.000%, 4/01/2052	1,468
5,276	Federal National Mortgage Association, 3.500%, with various maturities in 2052(c)	4,553
2,783	Federal National Mortgage Association, 4.000%, with various maturities from 2052 to 2053(c)	2,493
2,867	Federal National Mortgage Association, 4.500%, with various maturities in 2053(c)	2,643
1,768	Government National Mortgage Association, 3.000%, 6/20/2052	1,504
3,736	Government National Mortgage Association, 5.500%, 4/20/2053	3,666
		36,479
	Office REITs — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	965
1,000	Boston Properties LP, 2.750%, 10/01/2026	926
		1,891
	Oil Field Services — 0.1%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,866
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	778
	Pharmaceuticals — 0.1%
2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	1,652
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,833
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,413
		4,898
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	892
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	938
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	844
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,622
	Retailers — 0.0%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	856
	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	978
1,000	Broadcom, Inc., 4.110%, 9/15/2028	949
1,000	Intel Corp., 2.450%, 11/15/2029	864
1,000	International Business Machines Corp., 4.000%, 6/20/2042	797
1,000	NVIDIA Corp., 2.850%, 4/01/2030	887
1,000	Oracle Corp., 2.950%, 5/15/2025	972
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,294
		7,741

Principal Amount	Description	Value (†)
	Treasuries — 0.6%
$3,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$1,417
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,394
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,352
4,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,893
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	2,997
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,466
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,458
1,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	934
6,000	U.S. Treasury Notes, 0.375%, 11/30/2025	5,570
		19,481
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	770
	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,021
	Total Bonds and Notes (Identified Cost $149,505)	134,686

Shares
Exchange-Traded Funds — 9.1%
4,063	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $309,012)	314,273

Mutual Funds — 14.6%
14,337	WCM Focused Emerging Markets Fund, Institutional Class	195,127
12,976	WCM Focused International Growth Fund, Institutional Class	310,657
	Total Mutual Funds (Identified Cost $564,015)	505,784

Affiliated Mutual Funds — 10.5%
6,273	Mirova Global Green Bond Fund, Class N	52,563
25,821	Mirova International Sustainable Equity Fund, Class N	313,211
	Total Affiliated Mutual Funds (Identified Cost $410,680)	365,774

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$122,331	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $122,343 on 5/01/2024 collateralized by $125,300 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $125,324 including accrued interest(d) (Identified Cost $122,331)	$122,331
	Total Investments — 100.9% (Identified Cost $3,431,188)	3,498,724
	Other assets less liabilities — (0.9)%	(30,958)
	Net Assets — 100.0%	$3,467,766

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $2,889 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$49,103	$4,511	$373	$19	$(697)	$52,563	6,273	$ —
Mirova International Sustainable Equity Fund, Class N	293,599	14,707	1,855	432	6,328	313,211	25,821	96
	$342,702	$19,218	$2,228	$451	$5,631	$365,774	32,094	$96

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,055,876	$ —	$ —	$2,055,876
Bonds and Notes(a)	—	134,686	—	134,686
Exchange-Traded Funds	314,273	—	—	314,273
Mutual Funds	505,784	—	—	505,784
Affiliated Mutual Funds	365,774	—	—	365,774
Short-Term Investments	—	122,331	—	122,331
Total Investments	$3,241,707	$257,017	$—	$3,498,724

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	92.0%
Fixed Income	5.4
Short-Term Investments	3.5
Total Investments	100.9
Other assets less liabilities	(0.9)
Net Assets	100.0%